Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest expense	$ 24,978	$ 19,523	$ 13,922
Amortization of financing costs	1,455	1,503	1,364
Commitment fees and other costs	195	923	269
Interest and finance costs	$ 26,628	$ 21,949	$ 15,555